UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 93.5%
Federal Home Loan Mortgage Corp.:
6.5%, 7/1/2035	1,361,769	1,498,264
7.0%, with various maturities from 6/1/2032 until 10/1/2038	984,052	1,116,630
Federal National Mortgage Association:
4.5%, with various maturities from 3/1/2039 until 5/1/2041 (a)	111,851,271	116,786,671
6.0%, 8/1/2035	228,500	248,110
Government National Mortgage Association:
4.0%, 5/1/2040 (a)	45,000,000	46,539,846
4.5%, with various maturities from 6/15/2039 until 5/20/2041 (a) (b)	199,186,398	212,384,257
5.0%, with various maturities from 2/15/2033 until 5/20/2041 (a) (b)	538,810,656	589,590,054
5.5%, with various maturities from 12/15/2024 until 5/20/2041 (a) (b)	366,509,242	406,371,765
6.0%, with various maturities from 11/15/2028 until 7/20/2039 (a) (b)	221,952,705	248,708,407
6.5%, with various maturities from 10/15/2024 until 6/20/2039 (b)	71,519,752	80,027,485
7.0%, with various maturities from 9/15/2035 until 3/20/2039	14,716,085	16,730,056
7.5%, with various maturities from 3/15/2022 until 1/15/2037	7,782,447	8,996,927

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,652,769,555)		1,728,998,472
Collateralized Mortgage Obligations 14.0%
FannieMae Whole Loan:
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	1,875,823	175,706
"1A6", Series 2007-W8, 6.482% *, 9/25/2037	4,524,697	4,761,095
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,073,793	902,636
"FP", Series 2341, 1.087% *, 7/15/2031	1,240,831	1,260,002
"GF", Series 2412, 1.137% *, 2/15/2032	1,092,724	1,112,076
"F", Series 2439, 1.187% *, 3/15/2032	1,764,449	1,800,248
"FA", Series 2436, 1.187% *, 3/15/2032	1,588,004	1,620,223
"EF", Series 2470, 1.187% *, 3/15/2032	2,504,377	2,555,188
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	8,227,480	868,714
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	13,311,770	1,506,396
"PT", Series 3586, IOette, 4.428% **, 2/15/2038	8,063,091	7,983,450
"ZW", Series 3763, 4.5%, 11/15/2040	8,283,359	8,324,093
"57", Series 256, Interest Only, 5.0%, 3/15/2023	3,248,364	358,174
"ZK", Series 3382, 5.0%, 7/15/2037	8,405,301	8,916,840
"PE", Series 2489, 6.0%, 8/15/2032	7,314,325	8,208,799
"TZ", Series 2778, 6.0%, 2/15/2034	2,742,425	2,865,535
"WS", Series 2877, Interest Only, 6.414% **, 10/15/2034	9,838,591	836,170
"SG", Series 3033, Interest Only, 6.464% **, 9/15/2035	3,159,794	454,286
"A", Series 172, Interest Only, 6.5%, 1/1/2024	352,876	62,283
"SB", Series 2742, Interest Only, 6.814% **, 1/15/2019	4,034,430	465,343
"SB", Series 2788, Interest Only, 6.914% **, 10/15/2022	697,986	52,448
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,006	963
"OF", Series 2001-60, 1.137% *, 10/25/2031	753,474	766,407
"OF", Series 2001-70, 1.137% *, 10/25/2031	376,737	383,204
"FB", Series 2002-30, 1.187% *, 8/25/2031	1,938,920	1,978,480
"PF", Series 2001-69, 1.187% *, 12/25/2031	1,149,253	1,173,106
"FJ", Series 2003-45, 1.686% *, 6/25/2033	2,905,560	2,986,480
"25", Series 351, Interest Only, 4.5%, 5/1/2019	3,394,221	319,207
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	7,329,409	576,042
"21", Series 334, Interest Only, 5.0%, 3/1/2018	3,955,889	394,330
"20", Series 334, Interest Only, 5.0%, 3/1/2018	2,943,145	297,163
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,838,275	289,210
"27", Series 351, Interest Only, 5.0%, 4/1/2019	2,678,748	320,755
"PZ", Series 2007-47, 5.0%, 5/25/2037	6,020,457	6,604,660
"ZA", Series 2008-24, 5.0%, 4/25/2038	14,761,893	16,140,532
"ZX", Series 2010-13, 5.0%, 3/25/2040	11,805,688	12,375,268
"ZQ", Series G93-39, 6.5%, 12/25/2023	3,643,673	4,110,762
Government National Mortgage Association:
"FG", Series 2002-76, 0.587% *, 10/16/2029	1,154,091	1,158,949
"FP", Series 2003-67, 1.086% *, 8/20/2033	5,621,875	5,778,444
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	6,025,895	604,684
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	8,942,738	667,440
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	5,614,261	439,363
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	2,461,020	364,208
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,345,693
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,963,492
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,040,679	8,776,293
"Z", Series 2004-61, 5.0%, 8/16/2034	1,765,190	1,898,164
"LE", Series 2004-87, 5.0%, 10/20/2034	7,241,000	7,831,740
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,396,217	13,584,016
"Z", Series 2005-25, 5.0%, 3/16/2035	2,743,285	3,029,894
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,808,897	7,539,651
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	8,232,018
"Z", Series 2008-5, 5.0%, 1/20/2038	6,736,499	7,432,089
"ZN", Series 2009-64, 5.0%, 7/20/2039	15,259,744	16,704,843
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	416,195	13,490
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,613,839	372,664
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	7,292,750	913,651
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,449,277	317,184
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	2,358,388	172,654
"PC", Series 2003-19, 5.5%, 3/16/2033	8,045,000	9,183,719
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,797,202	422,231
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	3,555,970	564,097
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	11,282,611
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,656,616
"BS", Series 2011-93, Interest Only, 5.914% **, 7/16/2041	33,000,000	4,635,444
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	6,301,473	780,793
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,455,504	2,760,914
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	680,508	155,995
"CT", Series 2009-42, 6.0%, 8/16/2035	8,166,091	9,186,734
"PY", Series 2009-122, 6.0%, 12/20/2039	8,281,134	9,180,702
"AV", Series 2010-14, Interest Only, 6.114% **, 2/16/2040	8,353,925	1,452,525
"SM", Series 2009-100, Interest Only, 6.264% **, 5/16/2039	4,900,542	659,643
"SA", Series 2006-49, Interest Only, 6.274% **, 2/20/2036	10,925,307	1,447,305
"SI", Series 2008-27, Interest Only, 6.284% **, 3/20/2038	7,279,513	919,650
"SL", Series 2009-100, Interest Only, 6.314% **, 5/16/2039	5,717,299	855,326
"QA", Series 2007-57, Interest Only, 6.314% **, 10/20/2037	4,643,226	663,724
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,728,139	521,813
"SA", Series 2006-69, Interest Only, 6.614% **, 12/20/2036	9,426,688	1,496,876
"PS", Series 2004-34, Interest Only, 6.964% **, 4/16/2034	3,705,900	659,456
"S", Series 2000-14, Interest Only, 8.164% **, 2/16/2030	2,598,324	573,086

Total Collateralized Mortgage Obligations (Cost $235,285,281)		260,006,158
Government & Agency Obligations 2.4%
US Government Sponsored Agency 0.3%
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013 (b)	4,752,000	4,819,293
US Treasury Obligations 2.1%
US Treasury Bill, 0.03% ***, 9/15/2011 (c)	681,000	680,926
US Treasury Notes:
0.875%, 2/29/2012 (d) (e)	18,000,000	18,066,060
1.375%, 5/15/2013 (b)	15,000,000	15,275,400
3.125%, 5/15/2021	5,000,000	5,136,700

		39,159,086

Total Government & Agency Obligations (Cost $43,697,113)		43,978,379

	Contracts	Value ($)
Call Options Purchased 0.0%
Floating Rate – LIBOR, Effective Date 6/28/2011, Expiration Date 9/28/2011, Cap Rate 3.205%	39,311,000	178,509
Floating Rate – LIBOR, Effective Date 7/12/2011, Expiration Date 10/12/2011, Cap Rate 3.188%	39,311,000	185,413

Total Call Options Purchased (Cost $362,644)		363,922
Put Options Purchased 0.0%
10 Year US Treasury Note Future, Expiration Date 8/26/2011, Strike Price $120.0	450	49,219
10 Year US Treasury Note Future, Expiration Date 8/26/2011, Strike Price $122.0	126	25,594
Floating Rate - LIBOR, Effective Date 6/27/2011, Expiration Date 9/17/2011, Cap Rate 3.178%	39,311,000	177,567

Total Put Options Purchased (Cost $471,042)		252,380

	Shares	Value ($)
Securities Lending Collateral 28.8%
Daily Assets Fund Institutional, 0.13% (f) (g) (Cost $532,050,400)	532,050,400	532,050,400
Cash Equivalents 5.4%
Central Cash Management Fund, 0.12% (f) (Cost $99,176,831)	99,176,831	99,176,831

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,563,812,866) †	144.1	2,664,826,542
Other Assets and Liabilities, Net	(44.1)	(815,181,470)

Net Assets	100.0	1,849,645,072

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of July 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,563,907,658.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $100,918,884.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,807,948 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,889,064.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $524,075,396 which is 28.3% of net assets.
(c)	At July 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2011, this security has been pledged, in whole or in part, as collateral for swap contracts.
(e)	At July 31, 2011, this security has been pledged, in whole or in part, as collateral for open written options.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Japanese Government Bond	JPY	9/8/2011	11	20,265,376	122,881
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	621	116,322,113	4,177,585
Ultra Long Term US Treasury Bond	USD	9/21/2011	90	11,874,375	95,535
United Kingdom Long Gilt Bond	GBP	9/28/2011	801	164,468,638	5,999,052
Total unrealized appreciation					10,395,053

At July 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	26	3,124,885	(101,218)
10 Year Canadian Government Bond	CAD	9/21/2011	652	87,019,771	(2,197,331)
10 Year US Treasury Note	USD	9/21/2011	1,531	192,427,563	(4,137,103)
2 Year US Treasury Note	USD	9/30/2011	390	85,769,532	(203,142)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	1,484	231,222,298	(2,265,927)
Total unrealized depreciation					(8,904,721)

At July 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

10/28/2010 10/28/2025	3,590,0002	Floating — LIBOR	Floating — 4.154%††	(141,964)	—	(141,964)
11/1/2010 11/1/2025	6,100,0001	Floating — LIBOR	Floating — 4.123%††	(260,066)	—	(260,066)
11/12/2010 11/12/2025	7,180,0002	Floating — LIBOR	Floating — 4.264%††	(135,283)	—	(135,283)
11/15/2010 11/15/2025	7,180,0001	Floating — LIBOR	Floating — 4.56%††	(260,431)	—	(260,431)
11/16/2010 11/16/2025	3,590,0002	Floating — LIBOR	Floating — 4.56%††	(37,919)	—	(37,919)
11/19/2010 11/19/2025	3,590,0001	Floating — LIBOR	Floating — 5.072%††	(111,331)	—	(111,331)
11/23/2010 11/23/2025	1,800,0002	Floating — LIBOR	Floating — 4.808%††	(9,312)	—	(9,312)
Total unrealized depreciation					(956,306)

†† These interest rate swaps are shown at their current rate as of July 31, 2011.
At July 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	75,100,0003	0.45%	Citi Global Interest Rate Strategy Index	(617,935)	—	(617,935)
Counterparties:
1	Barclays Bank PLC
2	Morgan Stanley
3	Citigroup, Inc.

At July 31, 2011, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (h)

Call Options
30-Year GNSF	4.0	25,000,000	8/11/2011	102.6	13,688
30-Year GNSF	4.0	25,000,000	8/11/2011	102.2	324,147
30-Year GNSF	4.0	25,000,000	9/14/2011	102.3	315,025
30-Year GNSF	4.0	25,000,000	10/31/2011	101.9	375,125
30-Year GNSF	4.5	25,000,000	8/11/2011	105.8	221,649
30-Year GNSF	4.5	25,000,000	8/11/2011	105.6	273,994
30-Year GNSF	4.5	25,000,000	9/14/2011	105.9	197,685
30-Year GNSF	4.5	25,000,000	9/14/2011	105.9	196,774
30-Year GNSF	4.5	25,000,000	9/14/2011	105.4	290,950
30-Year GNSF	4.5	25,000,000	10/13/2011	105.5	249,956
30-Year GNSF	5.0	25,000,000	8/11/2011	108.1	230,409
30-Year GNSF	5.0	25,000,000	9/14/2011	108.8	96,827
30-Year GNSF	5.0	25,000,000	10/13/2011	108.4	137,036
Total Call Options (Premiums received $1,946,289)				2,923,265

Put Options
30-Year GNSF	4.0	25,000,000	8/11/2011	101.6	243,320
30-Year GNSF	4.0	25,000,000	9/14/2011	101.3	68,025
30-Year GNSF	4.0	25,000,000	10/13/2011	100.9	120,575
30-Year GNSF	4.5	25,000,000	9/14/2011	104.9	58,002
30-Year GNSF	4.5	25,000,000	9/14/2011	104.9	49,466
30-Year GNSF	4.5	25,000,000	10/13/2011	104.5	100,817
30-Year GNSF	5.0	25,000,000	9/14/2011	107.8	44,737
30-Year GNSF	5.0	25,000,000	10/13/2011	107.4	80,099
Total Put Options (Premiums received $1,072,266)				765,041

Total Written Options (Premiums received $3,018,555)				3,688,306

(h)			Unrealized depreciation on written options at July 31, 2011 was $669,751.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	944,866	NZD	1,120,000	8/23/2011	36,706	UBS AG
USD	18,690,997	SEK	120,970,000	8/23/2011	529,220	UBS AG
USD	5,296,895	EUR	3,730,000	8/23/2011	67,004	UBS AG
USD	18,144,731	GBP	11,250,000	8/23/2011	363,181	UBS AG
USD	22,050,048	NOK	121,750,000	8/23/2011	570,826	UBS AG
Total unrealized appreciation					1,566,937

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	36,510,000	USD	44,783,809	8/23/2011	(1,560,614)	UBS AG
AUD	21,350,000	USD	22,871,828	8/23/2011	(552,905)	UBS AG
JPY	1,017,510,000	USD	12,882,238	8/23/2011	(303,423)	UBS AG
CAD	8,300,000	USD	8,682,190	8/23/2011	(15,558)	UBS AG
Total unrealized depreciation					(2,432,500)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Mortgage-Backed Securities Pass-Throughs	$—	$1,728,998,472	$—	$1,728,998,472
Collateralized Mortgage Obligations	—	260,006,158	—	260,006,158
Government & Agency Obligations	—	43,978,379	—	43,978,379
Short-Term Investments (i)	631,227,231	—	—	631,227,231
Derivatives (j)	10,469,866	1,566,937	541,489	12,578,292
Total	$641,697,097	$2,034,549,946	$541,489	$2,676,788,532
Liabilities
Derivatives (j)	$(8,904,721)	$(4,006,741)	$(3,688,306)	$(16,599,768)
Total	$(8,904,721)	$(4,006,741)	$(3,688,306)	$(16,599,768)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include options purchased, at value, unrealized appreciation (depreciation) on futures contracts, interest rate swaps, total return swaps and forward foreign currency exchange contracts and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateral Mortgage Obligations	Call Options Purchased	Put Options Purchased	Total	Written Options
Balance as of October 31, 2010	$7,285,229	$—	$—	$7,285,229	$(3,375,396)
Realized gains (loss)	857,676	—	—	857,676	(1,010,742)
Change in unrealized appreciation (depreciation)	(1,030,389)	1,278	667	(1,028,444)	(381,269)
Amortization premium/ discount	(305,754)	—	—	(305,754)	—
Net purchases (sales)	(6,806,762)	362,644	176,900	(6,267,218)	1,079,101
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of July 31, 2011	$—	$363,922	$177,567	$541,489	$(3,688,306)
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$—	$1,278	$667	$1,945	$(669,751)
Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$(865,563)	$—
Interest Rate Contracts	$1,490,332	$(1,574,241)	$—	$(887,135)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011